Jointly Owned Electric Utility Plant - Ownership Interests in Jointly Owned Electric Plants and Transmission Facilities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) V mi	Dec. 31, 2020 USD ($)
Delaware And New Jersey [Member]
Schedule Of Jointly Owned Utility Plant Net Ownership [Abstract]
Miles of transmission voltage lines | mi	151.3
Transmission line capacity	500
Delaware River Crossing [Member]
Schedule Of Jointly Owned Utility Plant Net Ownership [Abstract]
Miles of transmission voltage lines | mi	2.5
Transmission line capacity	500
New Freedom Switching [Member]
Schedule Of Jointly Owned Utility Plant Net Ownership [Abstract]
Transmission line capacity	500
Electric Transmission [Member] | Delaware And New Jersey [Member]
Schedule Of Jointly Owned Utility Plant Net Ownership [Abstract]
Plant | $	$ 103	$ 103
Accumulated depreciation | $	$ 55	$ 54
PECO Energy Co [Member] | Delaware And New Jersey [Member]
Schedule Of Jointly Owned Utility Plant Net Ownership [Abstract]
Ownership interest	42.55%
PECO Energy Co [Member] | Delaware River Crossing [Member]
Schedule Of Jointly Owned Utility Plant Net Ownership [Abstract]
Ownership interest	42.55%
Delmarva Power & Light Company [Member] | Delaware And New Jersey [Member]
Schedule Of Jointly Owned Utility Plant Net Ownership [Abstract]
Ownership interest	1.00%
Delmarva Power & Light Company [Member] | Delaware River Crossing [Member]
Schedule Of Jointly Owned Utility Plant Net Ownership [Abstract]
Ownership interest	7.45%
Atlantic City Electric Company [Member] | Delaware And New Jersey [Member]
Schedule Of Jointly Owned Utility Plant Net Ownership [Abstract]
Ownership interest	13.90%
Atlantic City Electric Company [Member] | Delaware River Crossing [Member]
Schedule Of Jointly Owned Utility Plant Net Ownership [Abstract]
Ownership interest	7.45%
Atlantic City Electric Company [Member] | New Freedom Switching [Member]
Schedule Of Jointly Owned Utility Plant Net Ownership [Abstract]
Ownership interest	21.78%